TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of taxation charge attributable to the group

	2020	2019	2018
	$ million	$ million	$ million
Current taxation:
UK corporation tax	16	27	27
Overseas tax	40	140	131
Current income tax charge	56	167	158
Adjustments in respect of prior periods	(191)	(11)	(33)
Total current taxation	(135)	156	125
Deferred taxation:
Origination and reversal of temporary differences	(49)	(9)	(3)
Changes in tax rates	(12)	3	1
Adjustments to estimated amounts arising in prior periods	(6)	(7)	(5)
Total deferred taxation	(67)	(13)	(7)
Total taxation as per the income statement	(202)	143	118
Taxation in other comprehensive income	–	(2)	(4)
Taxation in equity	4	(1)	(1)
Taxation (credit)/charge attributable to the Group	(198)	140	113

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2020	2019	2018
	$ million	$ million	$ million
Profit before taxation	246	743	781
Expected taxation at UK statutory rate of 19.0% (2019: 19.0%, 2018: 19%)	47	141	148
Differences in overseas taxation rates[1]	(37)	5	(6)
R&D credits	(9)	(8)	(6)
Tax losses and other deferred tax assets not recognised	15	–	4
Recognition of previously unrecognised tax losses[2]	(45)	(2)	(1)
Expenses not deductible for tax purposes	29	18	15
Change in tax rates	(12)	3	1
Withholding tax on unremitted earnings	7	4	1
Adjustments in respect of prior years[3]	(197)	(18)	(38)
Total taxation (credit)/charge as per the income statement	(202)	143	118

1	In 2020 this principally relates to the carry back of losses relating to non-trading items.
2	In 2020 this principally relates to the recognition of previously unrecognised brought forward losses following the successful UK tax litigation outcome.
3	The adjustments in respect of prior years are explained on page 162.

Schedule of movements in the main components of deferred tax assets and liabilities

					Inventory,
	Accelerated		Retirement		provisions
	tax		benefit		and other
	depreciation	Intangibles	obligations	Losses	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2018	(52)	(126)	5	28	172	27
Exchange adjustment	–	(1)	–	–	–	(1)
Movement in income statement – current year	19	11	–	(19)	(2)	9
Movement in income statement – prior years	(3)	–	–	–	10	7
Movement in other comprehensive income	–	–	1	–	–	1
Movement in equity	–	–	–	–	1	1
Changes in tax rate	(1)	1	1	–	(4)	(3)
Acquisitions	–	(106)	–	37	11	(58)
At 31 December 2019	(37)	(221)	7	46	188	(17)
Exchange adjustment	–	–	2	–	8	10
Movement in income statement – current year	(23)	20	–	51	1	49
Movement in income statement – prior years	(3)	3	–	3	3	6
Movement in other comprehensive income	–	–	(4)	–	2	(2)
Movement in equity	–	–	–	–	(4)	(4)
Changes in tax rate	2	6	–	–	4	12
Acquisitions	–	(17)	–	23	1	7
At 31 December 2020	(61)	(209)	5	123	203	61

Represented by:

	2020	2019
	$ million	$ million
Deferred tax assets	202	150
Deferred tax liabilities	(141)	(167)
Net position at 31 December	61	(17)